Financial instruments included in the statement of financial position and impact on income - Disclosure of Effect of Changes in Exchange Rates (Details) - Currency risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Change in contract assets due to a 10% increase in exchange rate	€ 187	€ 0
Change in contract assets due to a 10% decrease in exchange rate	(187)	0
Change in contract liabilities due to a 10% increase in exchange rate	1,638	1,549
Change in contract liabilities due to a 10% decrease in exchange rate	(1,638)	(1,549)
Change in net income due to a 10% increase in exchange rate	22	48
Change in net income due to a 10% decrease in exchange rate	(22)	(48)
Change in equity due to a 10% increase in exchange rate	(22)	(45)
Change in equity due to a 10% decrease in exchange rate	22	45
USD / Euro exchange rate
Disclosure of detailed information about financial instruments [line items]
Change in contract assets due to a 10% increase in exchange rate	187	0
Change in contract assets due to a 10% decrease in exchange rate	(187)	0
Change in contract liabilities due to a 10% increase in exchange rate	1,638	1,549
Change in contract liabilities due to a 10% decrease in exchange rate	(1,638)	(1,549)
Change in net income due to a 10% increase in exchange rate	22	48
Change in net income due to a 10% decrease in exchange rate	(22)	(48)
Change in equity due to a 10% increase in exchange rate	(22)	(45)
Change in equity due to a 10% decrease in exchange rate	€ 22	€ 45